OTHER ASSETS - Tabular disclosure (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS
Contract assets	$ 155.6	$ 247.0
Contract costs	174.8	148.2
Equipment installments receivable	358.6	148.6
Other	17.1	89.9
Other assets	$ 706.1	$ 633.7